Jul. 22, 2026
PACE Global Real Estate Securities Investments | Class A Prospectus - PACE Global Real Estate Securities Investments

The section captioned "PACE Global Real Estate Securities Investments Fund summary" and sub-captioned "Principal investments" beginning on page 72 of the Class A Prospectus, on page 71 of the Class P Prospectus and beginning on page 69 of the Class P2 Prospectus is revised by adding the following as the last paragraph of that section:

The non-US companies in which the fund invests may include those domiciled in emerging market countries. The fund may also invest in securities of foreign companies in the form of American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts.

The section captioned "PACE Global Real Estate Securities Investments Fund summary" and sub-captioned "Risk/return bar chart and table" on page 74 of the Class A Prospectus, on page 74 of the Class P Prospectus and on page 71 of the Class P2 Prospectus is revised by inserting the following as the second to last sentence of the first paragraph of that section:

Cohen & Steers Capital Management, Inc. ("C&S") assumed day-to-day management of a separate portion of the fund's assets on July 17, 2026.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

PACE® Select Advisors Trust

July 22, 2026

Supplement to the prospectuses relating to Class A shares (the "Class A Prospectus"), Class P shares (the "Class P Prospectus") and Class P2 shares (the "Class P2 Prospectus") (collectively, the "Prospectuses"), and the Statement of Additional Information ("SAI"), each dated November 28, 2025, as supplemented.

Includes:

•  PACE® Global Real Estate Securities Investments

Dear Investor,

The purpose of this supplement is to update certain information regarding the investment subadvisory arrangements for PACE® Global Real Estate Securities Investments (the "fund"), a series of the PACE Select Advisors Trust (the "Trust"). At the recommendation of UBS Asset Management (Americas) LLC ("UBS AM"), the fund's manager, the Trust's Board of Trustees (the "Board") has terminated Massachusetts Financial Services Company, doing business as MFS Investment Management ("MFS") as subadvisor to the fund, effective as of the close of business on July 17, 2026. In addition, at the recommendation of UBS AM, the Board has appointed Cohen & Steers Capital Management, Inc. ("C&S") to serve as a new subadvisor to the fund. C&S assumed investment advisory responsibility with respect to a separate portion of the fund's portfolio effective as of the close of business on July 17, 2026.

I. PACE® Global Real Estate Securities Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

All references to "Massachusetts Financial Services Company, doing business as MFS Investment Management" or "MFS" as a subadvisor to the fund in the Prospectuses and SAI are hereby deleted.